Employee benefits Assumptions and Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	0.60%	0.60%	0.80%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%	0.00%
Actuarial assumption of expected rates of pension increases	0.00%	0.00%	0.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	8.00%	8.00%	7.30%
Actuarial assumption of expected rates of salary increases	7.00%	7.00%	7.00%
Actuarial assumption of expected rates of pension increases	3.70%	3.70%	4.00%
Pactiv Retirement Plan [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.60%	4.10%
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	$ 7
Increase (decrease) in defined benefit plan expense due to reasonably possible decrease in actuarial assumption	5
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	246
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	271
Postretirement Health Coverage [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	0
Increase (decrease) in post-employment medical plan expense due to reasonably possible decrease in actuarial assumption	0
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	2
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	2
Postretirement Health Coverage [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	0
Increase (decrease) in post-employment medical plan expense due to reasonably possible decrease in actuarial assumption	0
Increase (decrease) in post-employment medical obligation due to reasonably possible increase in actuarial assumption	6
Increase (decrease) in post-employment medical obligations due to reasonably possible decrease in actuarial assumption	$ 6